Research Agreements (Details)	3 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended									1 Months Ended	9 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended		1 Months Ended	9 Months Ended							1 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement item	Dec. 31, 2011 Clinical Trial Services Agreement Per patient costs for enrolled patients USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement BA058-SC Phase 3 Clinical Study item	Sep. 30, 2012 Clinical Trial Services Agreement BA058-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement BA058-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement BA058-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement BA058-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement BA058-TD Phase 2 Clinical Study Nordic Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study item	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study item	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study Maximum USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study Maximum EUR (€)	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study United States item	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study United States Maximum USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study United States Maximum EUR (€)	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study India item	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study India Maximum USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement First Amendment BA058-SC Phase 3 Clinical Study India Maximum EUR (€)	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment BA058-SC Phase 3 Clinical Study item	Sep. 30, 2012 Clinical Trial Services Agreement Second Amendment BA058-SC Phase 3 Clinical Study USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Second Amendment BA058-SC Phase 3 Clinical Study EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Series A-6 Maximum USD ($)	Mar. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 EUR (€)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 USD ($)	May 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Former Operating Company EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-5 Maximum Former Operating Company EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Nordic Series A-6 USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic quarterlyperiod	Dec. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic quarterlyperiod	Mar. 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Series A-5 EUR (€)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Series A-5 USD ($)	May 31, 2011 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Series A-5 Former Operating Company USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Series A-5 Maximum USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Series A-5 Maximum EUR (€)	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Series A-6 USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Series A-6 Minimum USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-SC Phase 3 Clinical Study Nordic Common Stock	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-TD Phase 2 Clinical Study Nordic Series A-6 USD ($)	Sep. 30, 2012 Clinical Trial Services Agreement Stock Issuance Agreement BA058-TD Phase 2 Clinical Study Nordic Common Stock	Jul. 31, 2012 Clinical Trial Services Agreement Letter of Intent BA058-TD Phase 2 Clinical Study Nordic Series A-6 Maximum USD ($)	Jul. 31, 2012 Clinical Trial Services Agreement Letter of Intent BA058-TD Phase 2 Clinical Study Nordic Series A-6 Maximum EUR (€)	Jul. 31, 2012 Clinical Trial Services Agreement Letter of Intent BA058-TD Phase 2 Clinical Study Nordic Series A-6 Minimum USD ($)
Research Agreements
Number of countries where study was to be conducted														10																12
Number of additional countries where study will be conducted																				2
Amount payable to collaborator																									$ 1,600,000	€ 1,200,000		$ 922,675	€ 717,700
Amount payable to collaborator for additional study sites																									143,369			289,663
Number of additional study sites																								5			15
Final payments, number of euro-denominated installments										2											2
Final payments, number of U.S dollar-denominated installments										2											2
Amount of euro-denominated payments required over the course of Clinical Study								46,468,000	35,819,000													52,900,000	41,200,000								4,800,000	3,700,000																					4,500,000	3,500,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study								5,289,000														3,200,000									205,540																						257,856
Value of shares agreed to be purchased																																		372,000									371,864
Purchase price per share of convertible preferred stock (in dollars per share)																																	$ 81.42		$ 81.42									$ 8.142					$ 8.142
Shares sold																																				64,430									64,430
Proceeds from issuance of shares																																				525,000									525,154
Number of shares exchanged in the Merger																																				6,443									6,443
Aggregate value of quarterly stock dividends, payable in shares																																					36,815,000	47,760,000	36,815,000							47,300,000	36,800,000
Estimated length of quarters required to complete the Clinical Study																																									14	11
Number of shares due to the counter party																																								167,518								277,049			6,443
Number of shares due to the counter party after conversion of stock																																																		2,770,490		64,430
Fair value of liability																																								10,470,000								20,600,000			500,000
Assets reflected in prepaid expenses and other current assets	4,231,000		4,231,000		6,682,000	282,000													500,000																													2,200,000			500,000
Amount of liability reflected in accrued expenses	4,481,000		4,481,000		3,590,000	2,771,000																																										1,500,000
Period for which research and development expense is recognized											20 months					20 months		9 months
Research and costs	14,173,000	7,646,000	38,539,000	28,336,000	36,179,000	11,692,000	14,519,000				10,955,000	500,000	5,400,000		8,500,000	20,300,000	100,000	100,000
Reduction in amount of euro-denominated payments required over the course of clinical study																															15,351	11,941
Value of shares that will be issued as additional payment																																																							$ 2,900,000